Notes Payable, Related Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Notes payable, related party principal	$ 5,372,743	$ 5,222,259
Notes payable, related party debt discount	0	150,484
Notes payable, related party accrued interest	1,171,782	685,907
Notes payable, related party interest expense	$ 787,586	$ 634,169